This Supplement is filed pursuant to Rule 497(d) with regard to

                          Defined Asset Funds(SM)
                           Equity Investor Fund
                               Index Series
                              S&P 500 TRUST 2
                             S&P MIDCAP TRUST

The text of the supplement to the Prospectus dated April 24, 1998 is as follows:

                      Supplement dated June 30, 1998
                  to Prospectus dated April 24, 1998, of
                          Defined Asset Funds(SM)
                           Equity Investor Fund
                               Index Series
                              S&P 500 TRUST 2
                             S&P MIDCAP TRUST

        ___________________________________________________________

     The Public Offering Price is based on the next evaluation of the Securities and includes a sales charge based on the amount of one or both Trusts purchased on the same day by a single purchaser.

                               Currently payable Sales Charge      Dealer
                             ---------------------------------   Concession
                              As Percent of      As Percent of   As Percent
                             Public Offering       Net Amount    of Offering
Amounts Purchased                 Price             Invested        Price
-----------------            ---------------     -------------   -----------
Less than $25,000...........      2.25%              2.302%         1.463%
$25,000-$49,999.............      2.00               2.041          1.300
$50,000-$74,999.............      1.75               1.781          1.138
$75,000-$99,999.............      1.50               1.523          0.975
$100,000-$249,999...........      1.25               1.266          0.813
$250,000-$999,999...........      1.00               1.010          0.650
$1,000,000-$4,999,999.......      0.75               0.756          0.488
$5,000,000-$14,999,999......      0.50               0.503          0.325
$15,000,000 or more.........      0.25               0.251          0.163


The minimum purchase of one or both Trusts on any day is $250.

                                                               14124-04/98